Supplementary Cash Flow Information - Summary of Net Change In Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Supplementary Cash Flow Information [Abstract]
Accounts receivable and other receivables	$ 15,750	$ (15,894)
Adjustments for decrease (increase) in other assets	103	0
Income taxes receivable	0	628
Unbilled revenues	(4,482)	865
Tax credits receivable	(1,606)	(5,688)
Prepaids	(940)	(765)
Accounts payable and accrued liabilities	(6,159)	17,651
Deferred revenues	(366)	2,083
Net change in non-cash working capital items	2,300	(1,120)
Additions to right of use assets and lease liabilities	293	67
Accounts Receivable and Other Receivables Reclassified		305
Right of use assets reclassified		849
Other assets	$ 103	$ 1,154